Income Taxes - Deferred Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current and deferred federal tax expense (benefit)
Current expense	$ 15,125	$ 1,744	$ 378
Deferred (benefit) expense	(1,683)	(342)	1,474
Total income tax expense	$ 13,442	$ 1,402	$ 1,852